Interest in associates and joint ventures - Key assumptions in value in use calculation (Details) - Bank of Communications Co., Limited	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.00%	3.00%
Discount rate	11.24%	11.82%
Expected credit losses as a percentage of customer advances in the short to medium term	0.95%
Expected credit losses as a percentage of customer advances in the long term	0.76%	0.70%
Risk-weighted assets as a percentage of total assets	61.00%	62.00%
Effective tax rate in the long-term	22.50%	22.50%
Capital adequacy ratio	11.50%	11.50%
Tier 1 capital adequacy ratio	9.50%	9.50%
Long-term profit growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.99%)
Long-term asset growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.80%
Discount rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	1.22%
Expected credit losses as a percentage of customer advances
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.16%
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	6.24%
Cost-income ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	3.73%
Long-term effective tax rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	9.00%
Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	1.18%
Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	1.90%
Bottom of range
Disclosure of associates [line items]
Discount rate	10.00%	10.40%
Expected credit losses as a percentage of customer advances in the short to medium term		0.73%
Cost-income ratio	37.10%	38.70%
Effective tax rate in the short to medium-term	12.00%	13.80%
Top of range
Disclosure of associates [line items]
Discount rate	15.00%	15.00%
Expected credit losses as a percentage of customer advances in the short to medium term		0.79%
Cost-income ratio	38.80%	39.00%
Effective tax rate in the short to medium-term	17.00%	22.30%